OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Accrued expenses and other	$ 8,330	$ 6,769
Subcontractors accrual	2,081	2,532
Accrued taxes	4,108	2,006
Total other payables and accrued expenses	$ 14,519	$ 11,307